Convertible debentures (Details Narrative)			12 Months Ended
	Apr. 20, 2023 USD ($) shares $ / shares	Apr. 20, 2023 CAD ($) shares $ / shares	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2021 USD ($) shares $ / shares	Jul. 31, 2023	Apr. 20, 2023 CAD ($) $ / shares shares	Sep. 30, 2021	Mar. 31, 2021 USD ($) $ / shares	Mar. 31, 2021 CAD ($) $ / shares	Dec. 31, 2020 USD ($)	Jul. 01, 2020 $ / shares	Jul. 01, 2020 $ / shares	Sep. 30, 2019 USD ($) $ / shares	Sep. 30, 2019 CAD ($) $ / shares
IfrsStatementLineItems [Line Items]
Interest rate	12.00%		35.00%				5.00%	12.00%	5.00%
Number of units issued			80,000
Secured convertible debenture	$ 742		$ 113,309	$ 1,062,062	$ 1,062,062	$ 1,193,641		$ 1,000
Warrants to purchase shares	333	333
Exercise price of warrants | (per share)	$ 1.86	$ 2.50		$ 1.20	$ 1.55
Warrants expire date	Jun. 29, 2025	Jun. 29, 2025
Loan, maturity date	April 30, 2025	April 30, 2025
Redeem debentures percent	105.00%							105.00%
Conversion price per share | (per share)	$ 2.23							$ 3.00
Underwriting fee	$ 775,748							$ 1,045,000
Exercise price of warrant				1,442,000	1,442,000	90,000
Fair value of warrants | $
Market interest rate	16.00%							16.00%
Warrants [member]
IfrsStatementLineItems [Line Items]
Warrants to purchase shares			7,402,726	21,011,038	21,011,038	2,803,533
Exercise price of warrants | $ / shares			$ 1.88		$ 2.31	$ 0.59
Fair value of warrants | $	$ 216,777
Risk free interest rate, share options granted	3.77%	3.77%				0.16%
Expected volatility, share options granted	100.96%	100.96%				215.00%
Expected dividend as percentage, share options granted	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Expected Expected years, share options granted	2 years	2 years
Broker warrants [member]
IfrsStatementLineItems [Line Items]
Number of units issued	300,000							300,000
Warrants expire date	Apr. 20, 2025	Apr. 20, 2025
Exercise price of warrant | $		2.50
Eight capital [member]
IfrsStatementLineItems [Line Items]
Number of units issued	15,000							15,000
Units price per share | $ / shares		$ 1,000
Proceeds from share issuance	$ 11,135,145	$ 15,000,000
Unbrokered private placement of convertible debt [member]
IfrsStatementLineItems [Line Items]
Notional amount															$ 123,095	$ 163,000
Interest rate															10.00%	10.00%
Exercise price | (per share)															$ 1.00	$ 1.25
Debt conversion price | (per share)															$ 0.60	$ 0.75
Derivative liability | $															$ 81,956
Convertible debt discount | $															$ 81,956
Convertible debenture [member]
IfrsStatementLineItems [Line Items]
Notional amount										$ 118,726	$ 150,000
Exercise price | (per share)													$ 0.45	$ 0.60
Debt conversion price | (per share)										$ 0.30	$ 0.375		$ 0.30	$ 0.375